As filed with the Securities and Exchange Commission on October 6, 2017

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 47	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 48	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With Copies to:
Ronald C. Martin, Vice President	Kelly Muschett	Corey F. Rose
53 State Street	Vice President, Legal Counsel	Dechert LLP
Suite 1308	AGF Investments Inc.	1900 K Street, NW
Boston, MA 02109	66 Wellington Street West, 31st Floor	Washington, D.C. 20006-1110
Toronto, Ontario, Canada M5K 1E9

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment No. 44 (the “Amendment”) to the Registration Statement of FQF Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 14, 2017 for the purpose of registering two new series of the Registrant, AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. This Post-Effective Amendment No. 47 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 1, 2017 as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment 46, as filed September 15, 2017. This Post-Effective Amendment No. 47 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 6th day of October, 2017.

FQF TRUST

By:	/s/ William H. DeRoche
William H. DeRoche, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William H. DeRoche	President	October 6, 2017
William H. DeRoche

/s/ Joshua Hunter	Principal Financial Officer and Treasurer	October 6, 2017
Joshua Hunter

/s/ Peter A. Ambrosini *	Trustee	October 6, 2017
Peter A. Ambrosini

/s/ Joseph A. Franco *	Trustee	October 6, 2017
Joseph A. Franco

/s/ Ronald C. Martin, Jr. *	Trustee	October 6, 2017
Ronald C. Martin, Jr.

/s/ Richard S. Robie III *	Trustee	October 6, 2017
Richard S. Robie III

/s/ Corey F. Rose
Corey F. Rose

*Signatures affixed by Corey F. Rose pursuant to a power of attorney incorporated by reference from Post-Effective Amendment No. 44 to the Registrant’s registration statement, SEC File No. 333-173167, filed June 14, 2017.